FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   March 31, 2007

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       52

	c.	Information Table Value Total   $ 240,975

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2007
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


                                                        MKT
                                      SECURITY          VAL
SECURITY                       TYPE   SYMBOL  CUSIP    x 1000      SHARES

3M COMPANY                   common   mmm   88579y101    8,062     105,486
AMERICAN ELEC PWR            common   aep   025537101      232       4,761
AMERICAN EXPRESS             common   axp   025816109      114       2,016
AT&T INC.                    common   t     00206R102   10,142     257,220
AUTOMATIC DATA PROCESSING    common   adp   053015103      142       2,928
BANK OF AMERICA              common   bac   060505104    4,008      78,565
BECTON DICKINSON & CO.       common   bdx   075887109      169       2,200
BP PLC SPONS ADR             common   bp    055622104    6,791     104,877
CEDAR FAIR L.P.              common   fun   150185106      217       7,600
COCA-COLA CO                 common   ko    191216100    9,350     194,795
COLGATE PALMOLIVE            common   cl    194162103      104       1,564
CON AGRA                     common   cag   205887102    3,900     156,550
CON EDISON CO                common   ed    209115104    3,262      63,895
CONOCOPHILLIPS               common   cop   20825c104    4,548      66,537
CORNING INC                  common   glw   219350105    4,274     187,950
DOMINION RES INC             common   d     25746u109      293       3,300
E I DUPONT DE NEMOURS        common   dd    263534109    8,702     176,044
EMERSON ELECTRIC             common   emr   291011104    8,577     199,055
EXXON MOBIL                  common   xom   30231G102    4,913      65,112
FIRST ENERGY                 common   fe    337932107    1,590      24,010
GAP INC                      common   gps   364760108    5,798     336,925
GENERAL ELECTRIC             common   ge    369604103   12,250     346,451
GENERAL MILLS INC            common   gis   370334104   10,467     179,781
HOME DEPOT INC               common   hd    437076102    8,336     226,879
HONEYWELL INTL               common   hon   438516106    7,343     159,430
IDEARC INC.                  common   iar   451663108      311       8,852
INTEL CORP                   common   intc  458140100    7,425     388,120
INTL BUS. MACHINES           common   ibm   459200101      351       3,720
JOHNSON & JOHNSON INC        common   jnj   478160104    8,884     147,436
JP MORGAN CHASE              common   jpm   46625H100   10,362     214,184
KIMBERLY-CLARK               common   kmb   494368103   10,016     146,247
LILLY, ELI & CO              common   lly   532457108    3,533      65,771
LUBRIZOL CORP                common   lz    549271104    6,469     125,545
MCDONALDS CORP               common   mcd   580135101    6,644     147,479
MCGRAW HILL INC              common   mhp   580645109      184       2,922
MERCK &  CO.                 common   mrk   589331107      119       2,700
MICROSOFT CORP               common   msft  594918104    7,895     283,281
MOODY'S CORPORATION          common   mco   615369105      248       3,989
MOTOROLA INC                 common   mot   620076109    5,338     302,091
NATIONAL CITY                common   ncc   635405103    5,741     154,130
PEPSICO                      common   pep   713448108      262       4,114
PFIZER INC                   common   pfe   717081103    7,477     296,000
PPG INDUSTRIES INC           common   ppg   693506107    6,601      93,890
PROCTER & GAMBLE CO          common   pg    742718109      143       2,270
PROGRESS ENERGY              common   pgn   743263105      179       3,550
PUBLIC SERV. ENT             common   peg   744573106      125       1,511
SCHERING PLOUGH              common   sgp   806605101      715      28,015
VERIZON COMM                 common   vz    92343V104    8,648     228,051
VF CORP                      common   vfc   918204108    6,592      79,791
WACHOVIA CORP                common   wb    929903102   12,073     219,309
WRIGLEY                      common   wwy   982526105      856      16,805
WYETH                        common   wye   983024100      200       3,988

                                                       240,975